Noninterest Expense (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of noninterest expense [Abstract]
Compensation expense	$ 28,124	$ 26,928	$ 22,746
Noncompensation expense:
Occupancy expense	3,681	3,666	3,038
Technology, communications and equipment expense	4,684	4,624	4,315
Professional and outside services	6,767	6,232	6,053
Marketing	2,446	1,777	1,913
Other expense	14,558	7,594	3,740
Amortization of intangibles	936	1,050	1,263
Total noncompensation expense	33,072	24,943	20,322
Merger costs	0	481	432
Total noninterest expense	$ 61,196	$ 52,352	$ 43,500